RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]
10.	RELATED PARTY TRANSACTIONS

	a)	The Company’s related parties include its directors and officers who are the key management of the Company. The remuneration of directors and officers was as follows, subject to change of control provisions for officers:

	Year ended December 31,
(In thousands of U.S. Dollars)	2019	2018	2017
Salaries	$410	$432	$431
Directors' fees	36	36	36
Share-based payments	60	53	88
	$506	$521	$555

b)	Manex Resource Group (“Manex”) is a private company owned by the Company’s Corporate Secretary, Mr. Lawrence Page. Manex provides the Company with its Vancouver office space and general corporate services at a monthly rate of CAD 8,000 and CAD 5,000, respectively. On April 1, 2019, the Company agreed with Manex on a monthly rate of CAD 7,500 for such services with reduced Vancouver office space. Either party can terminate the agreement at any time with a 60-day written notice.

As of December 31, 2019, $nil (2018 – $31,962) was due to Manex and included in the accounts payable and accrued liabilities.

c)	On June 13, 2018, and July 11, 2018, Mr. Thomas Patton, Executive Chairman of the Company, advanced loans of CAD 300,000 and CAD 100,000 to the Company for working capital purposes. These loans were unsecured, bore an interest rate of 10% per annum and were due six months from the date of each advance.

The Company repaid $100,000 (CAD 130,000) to Mr. Patton in August 2018 and repaid the remaining principal and accrued interest totaling CAD 292,134 in March 2019.